Equity Incentive Schemes and Stock Compensation Charges (Tables)	12 Months Ended
Dec. 31, 2012
Transactions for Company's Share Option Plans
The following table summarizes the transactions for the Company’s share option plans for the years ended December 31, 2012, December 31, 2011 and December 31, 2010:

	Options Granted Under Plans	Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2009	5,408,222	5,408,222	$18.99	$7.60
Granted	1,038,327	1,038,327	$24.34	$9.08
Exercised	(1,237,015)	(1,237,015)	$10.64	$4.69
Cancelled	(410,857)	(410,857)	$25.86	$9.91
Outstanding at December 31, 2010	4,798,677	4,798,677	$21.71	$8.47
Granted	989,449	989,449	$19.66	$8.20
Exercised	(430,340)	(430,340)	$10.84	$4.80
Cancelled	(454,968)	(454,968)	$25.77	$9.87
Outstanding at December 31, 2011	4,902,818	4,902,818	$21.87	$8.61
Granted	842,273	842,273	$22.01	$9.59
Exercised	(890,236)	(890,236)	$14.62	$6.16
Cancelled	(504,224)	(504,224)	$25.14	$9.76
Outstanding at December 31, 2012	4,350,631	4,350,631	$23.01	$9.17

Vested and exercisable at December 31, 2012	2,256,098	2,256,098	$23.54	$9.07

Non Vested Shares Outstanding
Non vested shares outstanding as at December 31, 2012 are as follows:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value

Non vested outstanding at December 31, 2011	2,534,310	$23.30	$9.11

Granted	842,273	22.01	9.59
Vested	(985,264)	23.95	9.04
Forfeited	(296,786)	23.60	9.17

Non vested outstanding at December 31, 2012	2,094,533	$22.43	$9.17

Information Concerning Outstanding and Exercisable Share Options
The following table summarizes information concerning outstanding and exercisable share options as of December 31, 2012:

Options Outstanding				Options Exercisable
Range Exercise Price	Number of Shares	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
$8.60	12,940	0.13	$8.60	12,940	$8.60
$10.42	20,000	1.04	$10.42	20,000	$10.42
$11.00	274,767	1.09	$11.00	274,767	$11.00
$15.47	630	4.33	$15.47	270	$15.47
$15.84	103,000	4.33	$15.84	81,800	$15.84
$16.80	150,000	6.83	$16.80	30,000	$16.80
$17.17	30,000	6.85	$17.17	6,000	$17.17
$18.00	58,000	1.83	$18.00	58,000	$18.00
$18.98	9,000	3.87	$18.98	7,200	$18.98
$19.45	21,000	5.82	$19.45	1,200	$19.45
$20.16	2,000	5.87	$20.16	800	$20.16
$20.28	600,547	6.17	$20.28	149,058	$20.28
$20.59	185,000	7.14	$20.59	-	$20.59
$21.25	462,831	2.12	$21.25	462,831	$21.25
$21.76	1,000	2.31	$21.76	1,000	$21.76
$22.10	800	4.56	$22.10	-	$22.10
$22.26	415,953	4.15	$22.26	229,621	$22.26
$22.30	608,073	7.32	$22.30	-	$22.30
$22.60	2,000	2.65	$22.60	2,000	$22.60
$23.20	4,000	5.70	$23.20	1,600	$23.20
$23.66	9,580	7.57	$23.66	-	$23.66
$24.25	150,000	5.18	$24.25	150,000	$24.25
$24.46	507,728	5.17	$24.46	196,667	$24.46
$26.20	2,400	5.38	$26.20	960	$26.20
$26.27	2,000	3.81	$26.27	1,600	$26.27
$26.71	12,450	7.70	$26.71	-	$26.71
$27.91	2,000	5.41	$27.91	800	$27.91
$29.45	8,000	5.32	$29.45	3,200	$29.45
$35.33	685,932	3.15	$35.33	555,384	$35.33
$36.05	6,000	3.40	$36.05	6,000	$36.05
$36.20	2,000	3.33	$36.20	1,600	$36.20
$41.25	1,000	3.67	$41.25	800	$41.25
$8.60 - $41.25	4,350,631	4.67	$23.01	2,256,098	$23.54

Weighted Average Fair Values and Assumptions Used
The weighted average fair values and assumptions were as follows:

	Year Ended
	December 31,	December 31,	December 31,
	2012	2011	2010

Weighted average fair value	$9.59	$8.20	$9.08

Assumptions:
Expected volatility	50%	45%	45%
Dividend yield	0%	0%	0%
Risk-free interest rate	0.83%	1.4%	1.5%
Expected life	5.0 years	5.0 years	4.05 years

RSU Activity
The Company has awarded RSU’s to certain key executives of the Group. The following table summarizes RSU activity for the year ended December 31, 2012:

	RSU Outstanding Number of Shares	Weighted Average Fair Value	Weighted Average Remaining Contractual Life

Outstanding at December 31, 2011	365,000	$19.46

Awarded	281,000	$21.64
Ordinary shares issued	-	-
Forfeited	(150,000)	$20.89

Outstanding at December 31, 2012	496,000	$20.26	1.96

Schedule of Non-cash Stock Compensation Expense
Non-cash stock compensation expense for the year ended December 31, 2012 has been allocated as follows:

	Year ended
	December 31,	December 31,	December 31,
	2012	2011	2010
	(in thousands)
Direct costs	$6,007	$5,155	$4,049
Selling, general and administrative	$4,894	$4,200	$3,359
Restructuring and other non-recurring items (note 14)	$620	-	-

Total compensation costs	$11,521	$9,355	$7,408